NATURE AND CONTINUANCE OF OPERATIONS	6 Months Ended
Jun. 30, 2023
NATURE AND CONTINUANCE OF OPERATIONS

NOTE 1 – NATURE AND CONTINUANCE OF OPERATIONS

A2Z SMART TECHNOLOGIES CORP. (the “Company” or “A2ZST”) was incorporated on January 15, 2018 under the laws of British Columbia. The head office is located at 1600 – 609 Granville Street, Vancouver, British Columbia V7Y 1C3, and the records and registered office is located at 2200 HSBC Building 885 West Georgia Street, British Columbia, V6C 3E8.

The Company was listed on the NASDAQ Stock Market LLC (“Nasdaq”) starting January 22, 2022, and trades under the symbol “AZ” and on the TSX Venture Exchange (“TSX Venture”) and trades under the symbol “AZ.V”.

The Company owns 76.78% of the common shares of Cust2Mate Ltd (“Cust2Mate”), a technology company focused on providing retail automation solutions, in particular for large grocery stores and supermarkets. The Company’s primary product is the Cust2Mate system which incorporates a “smart cart” which automatically calculates the value of the customers purchases in their smart cart, without having to unload and reload their purchases at a customer checkout point.

The Cust2Mate system offers various features for shoppers and retailers such as product information and location, an on-cart scale to weigh items and automatically calculate costs, bar-code scanner and on-board payment system to bypass checkout lines. In addition, the product includes big data smart algorithms and computer vision capabilities, allowing for customer specific targeted advertising. (“The Cust2Mate Platform”).

The Cust2Mate Platform is being rolled out in Israel and is being marketed throughout the world, with pilot programs in North and South America, Europe and in the Middle East.

The Company’s other activities include the provision of services in the field of services to the military and security markets as well as the development of related products for the civilian markets. Such services include providing maintenance services and container leasing. The Company also provides maintenance services for complex electronic systems and products.

On February 3, 2022, the Company announced the closing of acquisition of Isramat Ltd. This strategic acquisition vertically integrates certain manufacturing capabilities for the production of A2Z’s Cust2Mate smart cart while complementing existing contract manufacturing partnerships to support anticipated worldwide growth.

The Company, through its 80% owned subsidiary, Advanced Automotive Innovations Inc., (“AAI”) continues the development of a product for the automotive market - the FTICS or Fuel Tank Inertia Capsule System which activates automatically in the event of a vehicle collision. This eliminates the danger of fuel tank combustion thereby saving lives and reducing damage.

As of June 30, 2023, the Company had four key subsidiaries, all of which are companies incorporated under the laws of Israel: (1) Cust2mate Ltd. (“Cust2mate”); (2) A2Z Advanced Military Solutions Ltd (“A2Z MS”); (3) A2Z Advanced Solutions Ltd. (“A2Z AS”); and (4) Isramat Ltd., the “Subsidiaries”).

The Company had a net loss of approximately $11.3 million for the six months ended June 30, 2023, and $6.1 million for the six months ended June 30, 2022. The Company has an accumulated deficit of $78 million as of June 30, 2023. The Company has incurred negative cash from operations and net losses for the current and recent periods. The Company financed its operation up to date by issuance of shares and warrants. The Company does not have any material financial cash obligations as of the balance date. The company believes that it has sufficient resources to operate in the foreseeable future with the support of its directors and officers.

These Condensed Interim Consolidated financial statements were authorized for issue by the Board of Directors on August 14, 2023.